6. Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
6. Long-term Debt

Long – term liabilities consist of the following: (in thousands)

	September 30	December 31
	2014	2013
Vehicle loan	$39	$51
Equipment loan	18	27
Office term loan	144	171
	201	249
Less current portion	(72)	(65)

Balance	$129	$184

Long – term liabilities consist of the following (in thousands)

	December 31
	2013	2012

Vehicle loan	$ 51	$ 67
Equipment loan	27	-
Office term loan	171	211
	249	278
Less current portion	(65)	(59)

Balance	$ 184	$ 219